Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Common Stock Shares
Table 19.1 presents our reserved, issued and authorized shares of common stock at December 31, 2021.

Table 19.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	9,190,147
Director plans	173,238
Stock plans (1)	353,806,684
Convertible securities and warrants	65,835,437
Total shares reserved	429,005,506
Shares issued	5,481,811,474
Shares not reserved or issued	3,089,183,020
Total shares authorized	9,000,000,000
(1)Includes employee restricted share rights, performance share awards, 401(k), and deferred compensation plans.

Stock Incentive Compensation Expense	Table 19.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.
Table 19.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2021	2020	2019
RSRs	$931	732	1,109
Performance shares (1)	74	(110)	108
Total stock incentive compensation expense	$1,005	622	1,217
Related recognized tax benefit	$248	154	301
(1)Compensation expense fluctuates with the estimated outcome of satisfying performance conditions and, for certain awards, changes in our stock price.
Restricted Share Rights	A summary of the status of our RSRs at December 31, 2021, and changes during 2021 is presented in Table 19.3.
Table 19.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2021	46,231,770	$46.30
Granted	31,143,741	32.99
Vested	(21,954,589)	48.28
Canceled or forfeited	(3,816,743)	38.76
Nonvested at December 31, 2021	51,604,179	37.98

Performance Share Awards
A summary of the status of our PSAs at December 31, 2021, and changes during 2021 is in Table 19.4, based on the performance adjustments recognized as of December 2021.

Table 19.4: Performance Share Awards

	Number	Weighted-average grant-date fair value (1)
Nonvested at January 1, 2021	5,553,608	$45.45
Granted	1,414,431	$32.76
Vested	(791,681)	$55.15
Canceled or forfeited	(1,493,389)	$55.95
Nonvested at December 31, 2021	4,682,969	$36.63

(1)Reflects approval date fair value for grants subject to variable accounting.

Wells Fargo ESOP Fund	Table 19.5 presents the information related to the Wells Fargo ESOP Fund and the dividends paid to the 401 (K) Plan.
Table 19.5: Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2021	2020	2019
Allocated shares (common)	149,638,081	155,810,091	138,978,383
Unreleased shares (preferred)	609,434	822,242	1,071,418
Conversion value of unreleased ESOP preferred shares	$609	822	1,072
Fair value of unreleased ESOP preferred shares based on redemption	700	990	1,231

	Dividends paid
	Year ended December 31,
	2021	2020	2019
Allocated shares (common)	$74	155	233
Unreleased shares (preferred)	66	77	101